Rule 497(e)
File Nos. 002-75503
811-03364

MAXIM SERIES FUND, INC.
Maxim Conservative Profile II Portfolio
Maxim Moderately Conservative Profile II Portfolio
Maxim Moderate Profile II Portfolio
Maxim Moderately Aggressive Profile II Portfolio
Maxim Aggressive Profile II Portfolio
(the “Profile II Portfolios”)

Supplement dated June 23, 2010 to the Prospectus for the Profile II Portfolios and the Statement of Additional Information, both dated May 1, 2010

Effective immediately, the cover page of the Prospectus for the Profile II Portfolios and the cover page of the Statement of Additional Information are revised to include the ticker symbols for the Profile II Portfolios.  As a result, please note the addition of the ticker symbols to the cover pages of the Prospectus and Statement of Additional Information as follows:

Maxim Conservative Profile II Portfolio
Ticker:  MXCPX

Maxim Moderately Conservative Profile II Portfolio
Ticker:  MXDPX

Maxim Moderate Profile II Portfolio
Ticker:  MXMPX

Maxim Moderately Aggressive Profile II Portfolio
Ticker:  MXBPX

Maxim Aggressive Profile II Portfolio
Ticker:  MXAPX

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, each dated May 1, 2010, and should be retained for future reference.